Non-controlling Interests - Summary of Net Change in Non-controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Non Controlling Interests [Line Items]
Beginning balance	$ 84,465	$ (32)
Net income (loss)	15,344	16,219
Other comprehensive income (loss)	3,772	4,033
Share-based compensation	13,898	3,579
Acquisitions and ownership changes	143,824	60,666
Warrants	28,512
Ending Balance	289,815	84,465
Canopy Rivers Corporation
Disclosure Of Non Controlling Interests [Line Items]
Beginning balance	80,844
Net income (loss)	11,413	17,490
Other comprehensive income (loss)	3,808	3,998
Share-based compensation	13,898	3,579
Acquisitions and ownership changes	143,487	55,777
Warrants	28,512
Ending Balance	281,962	80,844
Tweed JA
Disclosure Of Non Controlling Interests [Line Items]
Beginning balance	1,686
Net income (loss)	(508)	(366)
Other comprehensive income (loss)	(36)	39
Acquisitions and ownership changes		2,013
Ending Balance	1,142	1,686
Vert Mirabel
Disclosure Of Non Controlling Interests [Line Items]
Beginning balance	2,155
Net income (loss)	4,550	(721)
Acquisitions and ownership changes	6	2,876
Ending Balance	6,711	2,155
Subsidiaries With Other Material Noncontrolling Interests
Disclosure Of Non Controlling Interests [Line Items]
Beginning balance	(220)	(32)
Net income (loss)	(111)	(184)
Other comprehensive income (loss)		(4)
Acquisitions and ownership changes	$ 331
Ending Balance		$ (220)